Schedule of basic and diluted earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Net loss from continuing operations	$ (16,748,274)	$ (7,189,765)
Less: Net (loss) income attributable to noncontrolling interest from continuing operations	(5,118)	1,132
Net loss attributable to common shareholders, basic	$ (16,827,829)	$ (8,514,303)
Weighted average number of shares outstanding, basic	28,370,557	21,125,241
Weighted average number of shares outstanding, diluted	28,370,557	21,125,241
Loss earnings per share, basic	$ (0.59)	$ (0.34)
Loss earnings per share, diluted	$ (0.59)	$ (0.34)
Net loss attributable to common shareholders, basic	$ (84,673)	$ (1,323,406)
Weighted average number of shares outstanding, basic	28,370,557	21,125,241
Weighted average number of shares outstanding, diluted	28,370,557	21,125,241
Loss earnings per share, basic	$ (0.00)	$ (0.06)
Loss earnings per share, diluted	$ (0.00)	$ (0.06)